Cover Page	Aug. 19, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 19, 2026
Entity Registrant Name	Santander Holdings USA, Inc.
Entity Incorporation, State or Country Code	VA
Entity File Number	1-16581
Entity Tax Identification Number	23-2453088
Entity Address, Address Line One	75 State Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	800
Local Phone Number	493-8219
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,000thInterest in a Share of Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series H
Trading Symbol	SNUS PF H
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000811830
Security Exchange Name	NYSE